FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Summary of assets and liabilities measured at fair value on a recurring basis

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2022
	RMB	RMB	RMB	RMB
Long-term investments:
- Available-for-sale debt securities	—	—	1,600	1,600
Assets	—	—	1,600	1,600
Convertible promissory notes
- 2025 Convertible promissory notes	—	—	537,778	537,778
- 2026 Convertible promissory notes	3,446,432	—	—	3,446,432
- 2027 Convertible promissory notes	—	—	1,858,095	1,858,095
Liabilities	3,446,432	—	2,395,873	5,842,305

	Fair value measurement using:
	Quoted prices in	Significant other
	active markets for	observable	Unobservable
	identical assets	inputs	inputs	Fair value at
	(Level 1)	(Level 2)	(Level 3)	December 31, 2023
	RMB	RMB	RMB	RMB
Short-term investments:
- Wealth management product	—	356,820	—	356,820
Assets	—	356,820	—	356,820

Convertible promissory notes
- 2026 Convertible promissory notes	4,196,500	—	—	4,196,500
- 2027 Convertible promissory notes	—	—	1,586,681	1,586,681
Derivative liability	—	—	188,706	188,706
Liabilities	4,196,500	—	1,775,387	5,971,887

Summary of reconciliation of all liabilities measured at fair value on a recurring basis using significant unobservable inputs (level 3)

2025 Convertible Notes
RMB
Fair value at December 31, 2021	513,754
Foreign exchange loss	46,650
Changes in fair value	(22,626)
Fair value at December 31, 2022	537,778
Changes in fair value	(21,816)
Settlement	(527,089)
Foreign exchange loss	11,127
Fair value at December 31, 2023	—

Share consideration due to the original
shareholders for business combination
RMB
Fair value at December 31, 2021	214,577
Transfer out of Level 3	(214,577)
Fair value at December 31, 2022	—

Derivative liability
RMB

Fair value at December 31, 2022	—
Changes in fair value	187,746
Foreign exchange loss	960
Fair value at December 31, 2023	188,706

2025 Convertible Notes
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Summary of fair value of convertible notes measured using key assumptions

As of December 31
2022
Volatility	94.00%-96.00%
Discount rate	16.00%
Risk-free interest rate	4.23%-4.28%

Derivative Liability
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis
Summary of fair value of convertible notes measured using key assumptions

As of December 31
2023
Volatility	90.00%
Discount rate	14.65%
Risk-free interest rate	3.99%
Probability of triggering events	15.00%